Restatements of Prior Financial Informations (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement of consolidated statements of comprehensive loss

	For the Year Ended December 31, 2018
	As previously reported	Adjustments	As restated

Comprehensive Loss:
Net Loss	(3,562,967)		(3,562,967)

Foreign currency translation adjustment	73,987	(147,974)	(73,987)

Comprehensive loss	(3,488,980)	(147,974)	(3,636,954)

Less: comprehensive income (loss) attributable to non-controlling interest	(1,579,638)		(1,579,638)
Comprehensive loss attributable to the Company	(1,909,342)	(147,974)	$(2,057,316)